FINANCIAL INSTRUMENTS - Financial instruments per category - Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS
Financial assets	R$ 6,359,497	R$ 6,723,810
Financial income (expenses) from assets	552,081	1,263,813
Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	445,627	509,030
Trade accounts receivable - net
FINANCIAL INSTRUMENTS
Financial assets	4,810,640	5,176,958
Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial assets	36,623	52,868
Other current assets
FINANCIAL INSTRUMENTS
Financial assets	678,899	626,148
Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	387,708	358,806
Financial asset at amortized cost
FINANCIAL INSTRUMENTS
Financial assets	5,863,368	6,141,554
Financial income (expenses) from assets	240,477	823,590
Financial asset at amortized cost | Trade accounts receivable - net
FINANCIAL INSTRUMENTS
Financial assets	4,810,640	5,176,958
Financial asset at amortized cost | Other current assets
FINANCIAL INSTRUMENTS
Financial assets	665,020	608,182
Financial asset at amortized cost | Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	387,708	356,414
Financial asset at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial assets	496,129	582,256
Financial income (expenses) from assets	311,604	440,223
Financial asset at fair value through profit or loss | Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	445,627	509,030
Financial asset at fair value through profit or loss | Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial assets	36,623	52,868
Financial asset at fair value through profit or loss | Other current assets
FINANCIAL INSTRUMENTS
Financial assets	R$ 13,879	17,966
Financial asset at fair value through profit or loss | Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets		R$ 2,392